RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 Share
Disclosure of transactions between related parties [line items]
Due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses	$ 1,158,454	$ 636,555
Receivables from related parties (related to rent and office expenses)	$ 20,643	$ 18,843
Deferred Share Units [Member]
Disclosure of transactions between related parties [line items]
Number of units issued | Share	74,865	68,343	12,067